Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade and Other Receivables [Line Items]
Total customers	$ 97,934,559	$ 68,382,413
Domestic customers [member]
Trade and Other Receivables [Line Items]
Total customers	46,434,445	35,049,717
Export customers [member]
Trade and Other Receivables [Line Items]
Total customers	$ 51,500,114	$ 33,332,696